Earnings per Share	6 Months Ended
Jun. 30, 2016
Earnings per Share
Earnings per Share

14Earnings per Share

The following table sets forth the computation of basic and diluted earnings per share:

	Three months ended
	June 30, 2016	June 30, 2015
	(in thousands)
Numerator:
Net income	$44,648	$38,072

Denominator (number of shares in thousands):
Basic and diluted weighted average common shares outstanding	109,800	109,785

	Six months ended
	June 30, 2016	June 30, 2015
	(in thousands)
Numerator:
Net income	$88,769	$68,414

Denominator (number of shares in thousands):
Basic and diluted weighted average common shares outstanding	109,800	109,785

The Warrants issued and outstanding as of June 30, 2016 and 2015, were excluded from the diluted earnings per share for the three and six months ended June 30, 2016 and 2015, because they were antidilutive.